Debt (Financing Activities) (Narrative) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Net proceeds received from issuance of long-term debt				$ 31,988,000,000	$ 17,039,000,000	$ 41,875,000,000
Debt Instrument - principal/face amount	$ 32,241,000,000			$ 32,241,000,000
Weighted maturity period				20 years
Weighted average coupon				3.20%
Repayment of long-term debt				$ 39,964,000,000	$ 27,592,000,000	$ 52,643,000,000
Weighted-average interest rate	4.10%			4.10%	4.40%
Various Notes
Debt Instrument [Line Items]
Weighted average coupon				3.20%
Amount of borrowings repaid / debt exchanged				$ 39,758,000,000
AT&T Global Notes and Subsidiary Notes due 2021 to 2025
Debt Instrument [Line Items]
Repayment of long-term debt			$ 11,384,000,000
AT&T and Subsidiary Notes
Debt Instrument [Line Items]
Amount of borrowings repaid / debt exchanged		$ 17,677,000,000
Repayment of long-term debt		1,459,000,000
Three New Series of AT&T Global Notes due 2053 to 2059
Debt Instrument [Line Items]
Net proceeds received from issuance of long-term debt		$ 21,500,000,000
AT&T and Subsidiary Notes due 2026 to 2048
Debt Instrument [Line Items]
Amount of borrowings repaid / debt exchanged	$ 8,280,000,000
Repayment of long-term debt	8,000,000
Two New Series of Global Notes due 2033 to 2057
Debt Instrument [Line Items]
Net proceeds received from issuance of long-term debt	$ 9,678,000,000
Minimum | AT&T and Subsidiary Notes
Debt Instrument [Line Items]
Weighted-average interest rate		4.35%
Minimum | Three New Series of AT&T Global Notes due 2053 to 2059
Debt Instrument [Line Items]
Weighted-average interest rate		3.50%
Minimum | AT&T and Subsidiary Notes due 2026 to 2048
Debt Instrument [Line Items]
Weighted-average interest rate	2.95%			2.95%
Minimum | Two New Series of Global Notes due 2033 to 2057
Debt Instrument [Line Items]
Weighted-average interest rate	2.55%			2.55%
Maximum | AT&T and Subsidiary Notes
Debt Instrument [Line Items]
Weighted-average interest rate		8.75%
Maximum | Three New Series of AT&T Global Notes due 2053 to 2059
Debt Instrument [Line Items]
Weighted-average interest rate		3.65%
Maximum | AT&T and Subsidiary Notes due 2026 to 2048
Debt Instrument [Line Items]
Weighted-average interest rate	7.125%			7.125%
Maximum | Two New Series of Global Notes due 2033 to 2057
Debt Instrument [Line Items]
Weighted-average interest rate	3.80%			3.80%